Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Entity Registrant Name	VERSO PAPER CORP.
Entity Central Index Key	0001421182
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
VERSO PAPER HOLDINGS LLC
Document Information [Line Items]
Entity Registrant Name	VERSO PAPER HOLDINGS LLC
Entity Central Index Key	0001395864
Entity Filer Category	Non-accelerated Filer